Discontinued operations	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Discontinued operations [Text Block]
5.	Discontinued operations

On October 6, 2017, the Company sold the Black Fox Complex for total consideration of $32.3 million including cash proceeds of $27.5 million and the release of $4.8 million from restricted cash that was pledged towards environmental closure liabilities. The Black Fox Complex comprises the Black Fox mine and adjacent properties, Grey Fox and Pike River.

On November 27, 2017, the Company sold the Cerro del Gallo project, via the sale of all of the issued and outstanding shares of San Anton Resource Corporation, the indirect owner of the Cerro del Gallo project to Argonaut Gold Inc for cash proceeds of $15 million resulting in a loss on disposition of $1,151.

	Cerro del	Black Fox	Discontinued
	Gallo	Complex	operations
Year Ended December 31, 2017
Revenue	$-	$65,828	$65,828
Operating expenses	-	39,982	39,982
Depreciation and depletion	44	7,269	7,313
Total cost of sales	44	47,251	47,295
(Loss) earnings from mine operations	(44)	18,577	18,533
Mining interest impairment charge	(50,000)	(44,963)	(94,963)
Exploration expenses	(830)	-	(830)
General and administrative expenses	(3)	(252)	(255)
Other charges	-	(51)	(51)
Loss from operations	(50,877)	(26,689)	(77,566)
Other expense items	(3,069)	(1,385)	(4,454)
Loss before income taxes	(53,946)	(28,074)	(82,020)
Income tax recovery	5,711	-	5,711
Net loss	($48,235)	($28,074)	($76,309)

	Cerro del	Black Fox	Discontinued
	Gallo	Complex	operations

Year Ended December 31, 2016
Revenue	$-	$71,595	$71,595
Operating expenses	-	54,815	54,815
Depreciation and depletion	82	16,131	16,213
Total cost of sales	82	70,946	71,028
(Loss) earnings from mine operations	(82)	649	567
Mining interest impairment charge	-	(117,000)	(117,000)
Exploration expenses	(1,529)	-	(1,529)
General and administrative expenses	(164)	(1,109)	(1,273)
Loss from operations	(1,775)	(117,460)	(119,235)
Other expense items	(315)	(902)	(1,217)
Loss before income taxes	(2,090)	(118,362)	(120,452)
Income tax recovery	326	1,200	1,526
Net loss	($1,764)	($117,162)	($118,926)

	Cerro del	Black Fox	Discontinued
	Gallo	Complex	operations
Year Ended December 31, 2015
Revenue	$-	$78,112	$78,112
Operating expenses	-	59,811	59,811
Depreciation and depletion	90	21,312	21,402
Total cost of sales	90	81,123	81,213
Earnings (loss) from mine operations	(90)	(3,011)	(3,101)
Mining interest impairment charge	(22,000)	(82,000)	(104,000)
Exploration expenses	-	-	-
Share-based compensation	-	-	-
General and administrative expenses	(21)	(1,002)	(1,023)
Other charges	-	-	-
Earnings (loss) from operations	(22,111)	(86,013)	(108,124)
Other income (expense) items	41	2,836	2,877
Earnings (loss) before income taxes	(22,070)	(83,177)	(105,247)
Income tax recovery (expense)	(323)	7,917	7,594
Net income (loss)	($22,393)	($75,260)	($97,653)

The results of discontinued operations included in the consolidated statement of cash flows, excluding the cash flows arising from the dispositions, for the years ended December 31, 2017, 2016 and 2015 are presented below; the comparative periods have been recast accordingly.

	Years ended December 31
Cash flow from (used in):	2017	2016	2015

Operating activities before working capital changes	$16,077	$21,170	$21,058
Changes in non-cash working capital	($2,637)	$7,704	($8,478)
Operating activities	$13,440	$28,874	$12,580
Investing activities	($13,387)	($30,879)	($36,784)
Financing activities and effect of foreign exchange rates	($1,033)	($4,582)	($5,715)
Net cash flow from (used in) discontinued operations	($980)	($6,587)	($29,919)